                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2006
                                              ----------------

Check here if Amendment [ ]; Amendment Number:
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    GLENHILL ADVISORS, LLC
     --------------------------------------------
Address: 598 MADISON AVENUE, 12TH FLOOR
         ----------------------------------------
         NEW YORK, NEW YORK 10022
         -----------------------------------------

Form 13F File Number: 028-10461
                         -------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  Glenn J. Krevlin
Title:  Managing Member
Phone: (646) 432-0600

Signature, Place, and Date of Signing:

     /s/ GLENN J. KREVLIN          New York, New York         May 15, 2006
     --------------------          ------------------         ------------
         [Signature]                 [City, State]               [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)
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                             FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:                 2
                                         -----------

Form 13F Information Table Entry Total:          131
                                         -----------

Form 13F Information Table Value Total:    1,572,821
                                         -----------
                                         (thousands)
List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

            Form 13F
No.        File Number      Name

01         028- 10911       Glenhill Capital Management, LLC
---        -----------      ---------------------------------

02         028- 10913       Glenhill Overseas Management, LLC
---        -----------      ---------------------------------
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                           FORM 13F INFORMATION TABLE


COLUMN 1                COLUMN 2   COLUMN 3      COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------      --------        --------            --------      --------           --------
                        Title of                  Value    Shares or  Sh/   Put/    Investment     Other          Voting Authority
Name of Issuer           Class     CUSIP         (x$1000)  Prn Amt    Prn   call    Discretion     Managers     Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
1-800-Flowers.Com Inc-Cl A         68243Q 10 6     4,830      680,275 Sh            Shared-Defined       02     Sole
1-800-Flowers.Com Inc-Cl A         68243Q 10 6    11,281    1,588,825 Sh            Shared-Defined       01     Sole
America Movil-Adr Series L         02364W 10 5    14,275      416,665 Sh            Shared-Defined       02     Sole
America Movil-Adr Series L         02364W 10 5    33,340      973,135 Sh            Shared-Defined       01     Sole
Armstrong Holdings Inc             042384 10 7        50       71,448 Sh            Shared-Defined       02     Sole
Armstrong Holdings Inc             042384 10 7       117      166,870 Sh            Shared-Defined       01     Sole
Boston Scientific Corp             101137 10 7     8,984      389,740 Sh            Shared-Defined       02     Sole
Boston Scientific Corp             101137 10 7    20,981      910,260 Sh            Shared-Defined       01     Sole
Boulder Specialty Brands Inc       10153P 10 8     5,809      749,500 Sh            Shared-Defined       02     Sole
Boulder Specialty Brands Inc       10153P 10 8    13,566    1,750,500 Sh            Shared-Defined       01     Sole
Boulder Specialty-Cw09             10153P 11 6     1,049      749,500 Sh            Shared-Defined       02     Sole
Boulder Specialty-Cw09             10153P 11 6     2,451    1,750,500 Sh            Shared-Defined       01     Sole
Cabot Corp                         127055 10 1     2,479       72,927 Sh            Shared-Defined       02     Sole
Cabot Corp                         127055 10 1     5,789      170,324 Sh            Shared-Defined       01     Sole
Casual Male Retail Group Inc       148711 10 4     5,287      542,801 Sh            Shared-Defined       02     Sole
Casual Male Retail Group Inc       148711 10 4    12,348    1,267,740 Sh            Shared-Defined       01     Sole
Cbs Corp-Class B                   124857 20 2     6,470      269,822 Sh            Shared-Defined       02     Sole
Cbs Corp-Class B                   124857 20 2    15,112      630,177 Sh            Shared-Defined       01     Sole
Central European Media Ent-A       G20045 20 2     5,908       86,115 Sh            Shared-Defined       02     Sole
Central European Media Ent-A       G20045 20 2    13,800      201,136 Sh            Shared-Defined       01     Sole
Cenveo Inc                         15670S 10 5     7,580      457,195 Sh            Shared-Defined       02     Sole
Cenveo Inc                         15670S 10 5    17,704    1,067,805 Sh            Shared-Defined       01     Sole
Comcast Corp-Cl A                  20030N 10 1    20,391      779,480 Sh            Shared-Defined       02     Sole
Comcast Corp-Cl A                  20030N 10 1    47,625    1,820,520 Sh            Shared-Defined       01     Sole
Coolbrands International Inc       222884 4C A     2,638    1,185,708 Sh            Shared-Defined       02     Sole
Coolbrands International Inc       222884 4C A     8,651    3,888,292 Sh            Shared-Defined       01     Sole
Cosi Inc                           22122P 10 1     6,449      586,803 Sh            Shared-Defined       01     Sole
Cost Plus Inc/California           221485 10 5    16,176      945,987 Sh            Shared-Defined       02     Sole
Cost Plus Inc/California           221485 10 5    42,996    2,514,408 Sh            Shared-Defined       01     Sole
Dana Corp                          235811 10 6       249      165,129 Sh            Shared-Defined       02     Sole
Dana Corp                          235811 10 6       582      385,671 Sh            Shared-Defined       01     Sole
Delphi Corp                        247126 10 5       952    1,499,000 Sh            Shared-Defined       02     Sole
Delphi Corp                        247126 10 5     2,858    4,501,000 Sh            Shared-Defined       01     Sole
Design Within Reach Inc            250557 10 5     3,326      584,611 Sh            Shared-Defined       02     Sole
Design Within Reach Inc            250557 10 5    10,899    1,915,389 Sh            Shared-Defined       01     Sole
Dover Saddlery Inc                 260412 10 1     2,553      323,184 Sh            Shared-Defined       02     Sole
Dover Saddlery Inc                 260412 10 1     5,963      754,816 Sh            Shared-Defined       01     Sole
Dst Systems Inc                    233326 10 7    26,346      454,705 Sh            Shared-Defined       02     Sole
Dst Systems Inc                    233326 10 7    69,644    1,201,995 Sh            Shared-Defined       01     Sole
Family Dollar Stores               307000 10 9    11,022      414,354 Sh            Shared-Defined       02     Sole
Family Dollar Stores               307000 10 9    25,742      967,746 Sh            Shared-Defined       01     Sole
Flamel Technologies-Sp Adr         338488 10 9     5,075      239,842 Sh            Shared-Defined       02     Sole
Flamel Technologies-Sp Adr         338488 10 9    13,757      650,158 Sh            Shared-Defined       01     Sole

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
COLUMN 1                COLUMN 2   COLUMN 3      COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------      --------        --------            --------      --------           --------
                        Title of                  Value    Shares or  Sh/   Put/    Investment     Other          Voting Authority
Name of Issuer           Class     CUSIP         (x$1000)  Prn Amt    Prn   call    Discretion     Managers     Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Flowserve Corp                     34354P 10 5    17,933      307,388 Sh            Shared-Defined       02     Sole
Flowserve Corp                     34354P 10 5    49,234      843,922 Sh            Shared-Defined       01     Sole
Gartner Inc                        366651 10 7    13,640      977,762 Sh            Shared-Defined       02     Sole
Gartner Inc                        366651 10 7    37,716    2,703,628 Sh            Shared-Defined       01     Sole
Grupo Mexico Sa-Ser B              264367 4  MX   15,805    5,558,292 Sh            Shared-Defined       02     Sole
Grupo Mexico Sa-Ser B              264367 4  MX   36,913   12,981,708 Sh            Shared-Defined       01     Sole
Guidant Corp                       401698 10 5    23,402      299,800 Sh            Shared-Defined       02     Sole
Guidant Corp                       401698 10 5    70,270      900,200 Sh            Shared-Defined       01     Sole
Information Resources-Rts          45676E 10 7        93      142,406 Sh            Shared-Defined       02     Sole
Information Resources-Rts          45676E 10 7       216      332,594 Sh            Shared-Defined       01     Sole
Intel Corp                         458140 10 0     8,751      449,700 Sh            Shared-Defined       02     Sole
Intel Corp                         458140 10 0    20,439    1,050,300 Sh            Shared-Defined       01     Sole
January 07 Puts On Frx Us          345838  9 5 6      58          899 Sh    Put     Shared-Defined       02     Sole
January 07 Puts On Frx Us          345838  9 5 6     137        2,101 Sh    Put     Shared-Defined       01     Sole
January 08 Calls On Tyc Us         902124  9 0 6   1,289        1,499 Sh    Call    Shared-Defined       02     Sole
January 08 Calls On Tyc Us         902124  9 0 6     857        1,649 Sh    Call    Shared-Defined       02     Sole
January 08 Calls On Tyc Us         902124  9 0 6   3,011        3,501 Sh    Call    Shared-Defined       01     Sole
January 08 Calls On Tyc Us         902124  9 0 6   3,563        6,851 Sh    Call    Shared-Defined       01     Sole
Jarden Corp                        471109 10 8     9,673      294,464 Sh            Shared-Defined       02     Sole
Jarden Corp                        471109 10 8    22,592      687,736 Sh            Shared-Defined       01     Sole
Juniper Networks Inc               48203R 10 4     6,879      359,760 Sh            Shared-Defined       02     Sole
Juniper Networks Inc               48203R 10 4    16,065      840,240 Sh            Shared-Defined       01     Sole
Kerzner International Ltd          P6065Y 10 7     2,074       26,653 Sh            Shared-Defined       02     Sole
Kerzner International Ltd          P6065Y 10 7     4,844       62,247 Sh            Shared-Defined       01     Sole
Key Energy Services Inc            492914 10 6     4,835      317,038 Sh            Shared-Defined       02     Sole
Key Energy Services Inc            492914 10 6    11,292      740,462 Sh            Shared-Defined       01     Sole
Krispy Kreme Doughnuts Inc         501014 10 4     3,082      343,247 Sh            Shared-Defined       02     Sole
Krispy Kreme Doughnuts Inc         501014 10 4     7,199      801,681 Sh            Shared-Defined       01     Sole
Labranche & Co Inc                 505447 10 2       874       55,313 Sh            Shared-Defined       02     Sole
Labranche & Co Inc                 505447 10 2     3,623      229,187 Sh            Shared-Defined       01     Sole
Liberty Global Inc-Series C        530555 30 9     9,059      458,694 Sh            Shared-Defined       02     Sole
Liberty Global Inc-Series C        530555 30 9    21,158    1,071,306 Sh            Shared-Defined       01     Sole
Lionbridge Technologies Inc        536252 10 9     3,794      479,678 Sh            Shared-Defined       02     Sole
Lionbridge Technologies Inc        536252 10 9    12,261    1,550,082 Sh            Shared-Defined       01     Sole
Luminent Mortgage Capital In       550278 30 3     3,691      455,153 Sh            Shared-Defined       02     Sole
Luminent Mortgage Capital In       550278 30 3     8,621    1,063,067 Sh            Shared-Defined       01     Sole
Midas Inc                          595626 10 2     2,351      107,512 Sh            Shared-Defined       02     Sole
Midas Inc                          595626 10 2     5,491      251,088 Sh            Shared-Defined       01     Sole
Monsanto Co                        61166W 10 1     2,541       29,980 Sh            Shared-Defined       02     Sole
Monsanto Co                        61166W 10 1     5,934       70,020 Sh            Shared-Defined       01     Sole
Nalco Holding Co                   62985Q 10 1     9,315      526,268 Sh            Shared-Defined       02     Sole
Nalco Holding Co                   62985Q 10 1    21,756    1,229,132 Sh            Shared-Defined       01     Sole
News Corp-Cl A                     65248E 10 4    19,919    1,199,206 Sh            Shared-Defined       02     Sole
News Corp-Cl A                     65248E 10 4    46,521    2,800,794 Sh            Shared-Defined       01     Sole
Nmt Medical Inc                    629294 10 9     2,044      126,354 Sh            Shared-Defined       02     Sole
Nmt Medical Inc                    629294 10 9     4,775      295,109 Sh            Shared-Defined       01     Sole
Nyse Group Inc                     62949W 10 3     5,080       64,100 Sh            Shared-Defined       01     Sole
Officemax Inc                      67622P 10 1     3,011       99,817 Sh            Shared-Defined       02     Sole
Officemax Inc                      67622P 10 1     7,034      233,132 Sh            Shared-Defined       01     Sole
Osi Restaurant Partners Inc        67104A 10 1    10,280      233,634 Sh            Shared-Defined       02     Sole
Osi Restaurant Partners Inc        67104A 10 1    24,009      545,666 Sh            Shared-Defined       01     Sole
Pall Corp                          696429 30 7     4,204      134,777 Sh            Shared-Defined       02     Sole

COLUMN 1                COLUMN 2   COLUMN 3      COLUMN 4        COLUMN 5            COLUMN 6      COLUMN 7           COLUMN 8
--------                --------   --------      --------        --------            --------      --------           --------
                        Title of                  Value    Shares or  Sh/   Put/    Investment     Other          Voting Authority
Name of Issuer           Class     CUSIP         (x$1000)  Prn Amt    Prn   call    Discretion     Managers     Sole   Shared   None
------------------------------------------------------------------------------------------------------------------------------------
Pall Corp                          696429 30 7     9,818      314,788 Sh            Shared-Defined       01     Sole
Pep Boys-Manny Moe & Jack          713278 10 9     1,469       97,241 Sh            Shared-Defined       02     Sole
Pep Boys-Manny Moe & Jack          713278 10 9    10,119      669,705 Sh            Shared-Defined       01     Sole
Puradyn Filter Technologies        746091 10 7     1,397      998,099 Sh            Shared-Defined       02     Sole
Puradyn Filter Technologies        746091 10 7     3,386    2,418,567 Sh            Shared-Defined       01     Sole
Pxre Group Ltd                     G73018 10 6     1,420      434,179 Sh            Shared-Defined       02     Sole
Pxre Group Ltd                     G73018 10 6     3,316    1,014,021 Sh            Shared-Defined       01     Sole
Reader'S Digest Association        755267 10 1    18,773    1,272,737 Sh            Shared-Defined       02     Sole
Reader'S Digest Association        755267 10 1    49,450    3,352,563 Sh            Shared-Defined       01     Sole
Red Robin Gourmet Burgers          75689M 10 1       525       11,123 Sh            Shared-Defined       02     Sole
Red Robin Gourmet Burgers          75689M 10 1     1,226       25,980 Sh            Shared-Defined       01     Sole
Renovis Inc                        759885 10 6     8,853      415,223 Sh            Shared-Defined       02     Sole
Renovis Inc                        759885 10 6    28,797    1,350,699 Sh            Shared-Defined       01     Sole
Restoration Hardware Inc           760981 10 0     4,964      872,473 Sh            Shared-Defined       02     Sole
Restoration Hardware Inc           760981 10 0    15,009    2,637,723 Sh            Shared-Defined       01     Sole
Schwab (Charles) Corp              808513 10 5    11,457      665,737 Sh            Shared-Defined       02     Sole
Schwab (Charles) Corp              808513 10 5    26,759    1,554,863 Sh            Shared-Defined       01     Sole
Sco Group Inc/The                  78403A 10 6     2,110      485,124 Sh            Shared-Defined       02     Sole
Sco Group Inc/The                  78403A 10 6     7,236    1,663,558 Sh            Shared-Defined       01     Sole
Sherritt International Corp        280415 8C A     1,914      210,000 Sh            Shared-Defined       02     Sole
Terra Industries Inc               880915 10 3     2,114      299,860 Sh            Shared-Defined       02     Sole
Terra Industries Inc               880915 10 3     4,937      700,340 Sh            Shared-Defined       01     Sole
Tlc Vision Corp                    872549 10 0     3,950      607,633 Sh            Shared-Defined       02     Sole
Tlc Vision Corp                    872549 10 0     9,225    1,419,162 Sh            Shared-Defined       01     Sole
Turbochef Technologies Inc         900006 20 6     1,562      128,014 Sh            Shared-Defined       02     Sole
Turbochef Technologies Inc         900006 20 6     7,737      634,186 Sh            Shared-Defined       01     Sole
Tv Azteca S.A.-Cpo                 209691 1M X    11,946   19,187,392 Sh            Shared-Defined       02     Sole
Tv Azteca S.A.-Cpo                 209691 1M X    27,900   44,812,608 Sh            Shared-Defined       01     Sole
Tyco International Ltd             902124 10 6    22,163      824,519 Sh            Shared-Defined       02     Sole
Tyco International Ltd             902124 10 6    56,606    2,105,881 Sh            Shared-Defined       01     Sole
Visteon Corp                       92839U 10 7     1,945      422,718 Sh            Shared-Defined       02     Sole
Visteon Corp                       92839U 10 7     4,541      987,282 Sh            Shared-Defined       01     Sole
Xerox Corp                         984121 10 3     7,004      460,791 Sh            Shared-Defined       02     Sole
Xerox Corp                         984121 10 3    16,358    1,076,209 Sh            Shared-Defined       01     Sole
Yahoo! Inc                         984332 10 6     7,350      227,848 Sh            Shared-Defined       02     Sole
Yahoo! Inc                         984332 10 6    17,167      532,152 Sh            Shared-Defined       01     Sole